BASIC AND DILUTED NET LOSS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE	BASIC AND DILUTED NET LOSS PER SHARE
Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Nine months ended September 30,
	2021	2020
	Unaudited	Unaudited
Numerator:
Net loss	$(3,854)	$(6,118)
Accretion of preferred stocks to redemption value	(52,993)	(3,873)
Net loss attributable to common stockholders	$(56,847)	$(9,991)
Denominator:
Weighted-average number of stocks used in computing net loss per stock attributable to common stockholders	13,157,022	11,973,921
Net loss per stock attributable to common stockholders – basic and diluted	$(4.32)	$(0.83)
The Company’s potentially dilutive securities have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share attributable to common stockholders. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same.
The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	September 30,
	2021	2020
	Unaudited	Unaudited
Preferred stocks	55,105,773	55,105,773
Options outstanding	8,805,131	6,325,006
Warrants outstanding	508,708	508,708
BASIC AND DILUTED NET LOSS PER SHARE
Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Year ended December 31,
	2020	2019
Numerator:
Net loss	(812)	(7,334)
Accretion of preferred stocks to redemption value	(7,297)	(2,007)
Net loss attributable to common stockholders - basic and diluted	$(8,109)	$(9,341)
Denominator:
Weighted-average number of stocks used in computing net loss per stock attributable to common stockholders	11,986,185	11,880,295
Net loss per stock attributable to common stockholders – basic and diluted	$(0.68)	$(0.79)
The Company’s potentially dilutive securities have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share attributable to common stockholders. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same.
The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	Year ended December 31,
	2020	2019
Preferred stocks	55,105,773	55,105,773
Options outstanding	9,874,369	7,443,587
Warrants outstanding	508,708	508,708